As filed with the Securities and Exchange Commission on March 16, 2018

1933 Act Registration No. 033-70742

1940 Act Registration No. 811-08090

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 184

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 186

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

Jayson R. Bronchetti, President

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Ronald A. Holinsky, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

2010 Main Street, Suite 500

Irvine, CA 92614

It is proposed that this filing will become effective:

[   ] immediately upon filing pursuant to paragraph (b)

[X] on April 19, 2018, pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on                                pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on                                 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 184/186 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(1)(iii) and incorporates by reference from Post-Effective Amendment Nos. 181/183: (i) the Prospectus of the LVIP Loomis Sayles Global Growth Fund and the LVIP SSGA Short-Term Bond Index Fund; (ii) the Part B; and (iii) the Part C. This Amendment is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment Nos. 181/183 until April 19, 2018.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 186 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana, on this 16th day of March, 2018.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

By: /s/ Jayson R. Bronchetti
Jayson R. Bronchetti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on March 16, 2018.

Signature	Title

/s/ Ellen Cooper* Ellen Cooper	Chairman of the Board and Trustee

By: /s/ Jayson R. Bronchetti Jayson R. Bronchetti	President (Principal Executive Officer)

By: /s/ William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)

/s/ Steve A. Cobb* Steve A. Cobb	Trustee

/s/ Elizabeth S. Hager* Elizabeth S. Hager	Trustee

/s/ Gary D. Lemon* Gary D. Lemon	Trustee

/s/ Thomas A. Leonard* Thomas A. Leonard	Trustee

/s/ Charles I. Plosser*** Charles I. Plosser	Trustee

/s/ Thomas D. Rath* Thomas D. Rath	Trustee

/s/ Pamela L. Salaway* Pamela L. Salaway	Trustee

/s/ Kenneth G. Stella* Kenneth G. Stella	Trustee

/s/ David H. Windley* David H. Windley	Trustee

/s/ Nancy B. Wolcott** Nancy B. Wolcott	Trustee

By: /s/ Jayson R. Bronchetti Jayson R. Bronchetti	Attorney-in-Fact

*	Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 178 (File No. 33-70742) filed on April 28, 2017.
**	Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 180 (File No. 33-70742) filed on November 30, 2017.
***	Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 181 (File No. 33-70742) filed on January 4, 2018.